LOANS TO THIRD PARTIES-SHORT TERM (Tables)	12 Months Ended
Jun. 30, 2026
LOANS TO THIRD PARTIES-SHORT TERM
Summary of loans to third parties-short term

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Working fund to third party companies	¥141,564,073	¥50,048,306	$7,376,207
Allowance for doubtful accounts	—	(3,689,333)	(543,740)
Loans to third parties-short term	¥141,564,073	¥46,358,973	$6,832,467